Warrants (Details 5) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2019
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Granted		$ 14.41	$ 11.03
Term for warrants expiration					30 days
Common stock options outstanding	3,800,342	5,229,675	5,034,858	3,800,342
Change in the fair value of warrants			$ 1,466	$ (3,538)
Liabilities, Current	$ 12,511	$ 84,530	$ 17,522	$ 12,511
Series 4 Growth redeemable convertible preferred stock -"Series 4 Growth"
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Granted	$ 20.72
Term for warrants expiration	1 year			1 year
Issuance of redeemable convertible preferred stock, and extinguishment of tranche rights liability (in shares)	2,973,270		2,845,625	2,973,270
Number of options issued	2,419,573		2,371,812
Change in the fair value of warrants			$ 1,400
Warrants and Rights Subject to Mandatory Redemption [Member] | Series 4 Growth redeemable convertible preferred stock -"Series 4 Growth"
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Granted				$ 20.72
Term for warrants expiration	1 year			1 year
Number of options issued			2,371,812	2,419,573
Change in the fair value of warrants			$ 1,400
Liabilities, Current			$ 700
Warrants and Rights Subject to Mandatory Redemption [Member] | Series 3 Growth Redeemable Convertible Preferred Stock Warrant [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Term for warrants expiration					30 days
Number of options issued			2,845,625	2,973,270